Consolidated statements of cash flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated statements of cash flows
Capitalized interest	$ 505	$ 0